Other income (expenses)	12 Months Ended
Dec. 31, 2022
Other income (expenses)	13. Other income (expenses)

The Company’s other income (expenses) for the years ended December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
	$	$
Fair value change of other liabilities	2,200,312	(517,971)
Transaction costs related to Offering (Note 9)	-	(111,715)
Interest income	82,970	12,577
Foreign exchange (expense) gain	(331,966)	96,642

	1,951,316	(520,467)